CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Line Items]
Cash	$ 790	$ 210
Short-term deposit	9	13
Cash and cash equivalents, net	799	$ 223	$ 63	$ 150
Terraform Power global [Member] | Brookfield Renewable
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents acquired	$ 611